Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue
Commercialization revenue	$ 1,980	$ 2,382	$ 3,422	$ 4,804
Milestone revenue	0	0	0	1,172
Interest revenue	154	1	214	1
Total Revenue	2,134	2,383	3,636	5,977
Clinical trial and research & development	(2,034)	(3,648)	(4,067)	(6,231)
Manufacturing production & development	(7,716)	(6,571)	(11,717)	(14,489)
Employee benefits
Salaries and employee benefits	(5,138)	(5,218)	(9,842)	(10,670)
Defined contribution superannuation expenses	(102)	(119)	(186)	(215)
Equity settled share-based payment transactions	(1,407)	(1,480)	(1,757)	(2,556)
Total Employee benefits	(6,647)	(6,817)	(11,785)	(13,441)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(269)	(279)	(565)	(569)
Right of use asset depreciation	(444)	(430)	(875)	(840)
Intellectual property amortization	(374)	(393)	(750)	(786)
Total Depreciation and amortization of non-current assets	(1,087)	(1,102)	(2,190)	(2,195)
Other Management & administration expenses
Overheads & administration	(2,436)	(2,970)	(4,976)	(5,068)
Consultancy	(638)	(1,004)	(1,967)	(1,777)
Legal, patent and other professional fees	(610)	(1,688)	(1,411)	(2,721)
Intellectual property expenses (excluding the amount amortized above)	(795)	(802)	(1,358)	(1,423)
Total Other Management & administration expenses	(4,479)	(6,464)	(9,712)	(10,989)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	1,520	(351)	5,989	(71)
Total Fair value remeasurement of contingent consideration	1,520	(351)	5,989	(71)
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	(311)	2,152	(712)	2,152
Total Fair value remeasurement of warrant liability	(311)	2,152	(712)	2,152
Other operating income and expenses
Foreign exchange gains/(losses)	251	(227)	(253)	(346)
Foreign withholding tax paid	0	0	0	(59)
Total Other operating income and expenses	251	(227)	(253)	(405)
Finance (costs)/gains
Remeasurement of borrowing arrangements	(1,284)	(1,317)	(1,230)	(837)
Interest expense	(4,904)	(4,063)	(9,455)	(8,203)
Total Finance costs	(6,188)	(5,380)	(10,685)	(9,040)
Loss before income tax	$ (24,557)	$ (26,025)	$ (41,496)	$ (48,732)